Related parties (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Related parties
Schedule of related party transactions

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 32.3% beneficial owner of the Company

	As of March 31,
	2021	2020
Amounts due to Xiaofeng Gao	$257,037	$—

	For the years ended March 31,
	2021	2020
Expense paid by Xiaofeng Gao	$2,266,396	$—

1)	Nature of relationships with related parties

Name of related parties	Relationship with the Company

Gao Xiaofeng	Shareholder

2)Transactions and balances with related parties

Amounts due to a related party:

	As of March 31,
	2019	2018
Gao Xiaofeng	—	1,590,305
Total	—	$1,590,305